Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Oct. 31, 2007	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		$ 708		$ 416
AB InBev's net capital expenditures in the statement of cash flow		1,499	$ 2,282
Lease agreement term	27 years
Additions to right of use assets		293	$ 121
Right-of-use assets		$ 2,055		1,977
Dutch and Belgian pub real estate [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sublease average outstanding period		6 years
Dutch and Belgian pub real estate [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sublease average outstanding period		8 years
Production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of capital expenditures property plant and equipment		38.00%
Logistics and commercial investments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of capital expenditures property plant and equipment		52.00%
Administrative capabilities and purchase of hardware and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of capital expenditures property plant and equipment		10.00%
Property, plant and equipment under operating leases [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease initial period		5 years
Property, plant and equipment under operating leases [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease initial period		10 years
Gross carrying amount [member] | Restrictions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, restrictions on title		$ 6		$ 8
AB inBev [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		$ 5